UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund:  BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.2%
Corporate — 9.5%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$22,103
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	822,240
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	1,550	1,780,500
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	565,455
Series B, 5.60%, 11/01/34	395	446,228

		3,636,526
County/City/Special District/School District — 23.6%
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 7/01/33	150	178,087
5.00%, 7/01/35	235	276,973
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	265,698
5.00%, 1/15/28	110	126,753
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	610	623,469
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	536,756
5.50%, 10/01/29	790	1,072,322
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	875,048
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	235	277,704
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	440	556,838

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	$180	$211,090
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	772,516
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	265	312,207
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	115	137,630
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,783,205

		9,006,296
Education — 29.8%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	104,043
Team Academy Charter School Project, 6.00%, 10/01/33	455	527,986
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	215	226,111
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	690,372
Montclair State University, Series J, 5.25%, 7/01/18 (d)	180	196,319
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	245	265,950
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	765	824,303
Georgian Court University, Series D, 5.00%, 7/01/33	150	155,388

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Kean University, Series A, 5.50%, 9/01/36	$700	$786,499
Montclair State University, Series A, 5.00%, 7/01/44	1,600	1,850,512
Montclair State University, Series B, 5.00%, 7/01/33	100	121,462
New Jersey City University Issue, Series D, 4.00%, 7/01/35 (e)	175	187,292
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	236,914
Ramapo College, Series B, 5.00%, 7/01/42	85	95,923
Seton Hall University, Series D, 5.00%, 7/01/38	105	120,838
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	535,545
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,047,163
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	580	652,906
Series 1A, 5.00%, 12/01/25	115	120,805
Series 1A, 5.00%, 12/01/26	90	94,351
Series 1A, 5.25%, 12/01/32	300	326,223
Student Loan, Series 1A, 5.13%, 12/01/27	215	225,905
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	500	583,310
5.00%, 7/01/45	220	252,677
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,149,347

		11,378,144
Health — 9.1%
New Jersey EDA, Refunding RB, Lions Gate Project, 5.25%, 1/01/44	135	141,926

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	$240	$256,344
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	272,400
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	449,060
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	733,580
Princeton Healthcare System, 5.00%, 7/01/39	250	294,652
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	512,830
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	212,053
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	505	587,744

		3,460,589
Housing — 2.3%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	393,303
S/F Housing, Series AA, 6.38%, 10/01/28	165	170,707
S/F Housing, Series AA, 6.50%, 10/01/38	30	31,003
S/F Housing, Series CC, 5.00%, 10/01/34	250	262,780

		857,793
State — 26.2%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	904,139
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (f)	4,000	2,965,480

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	$500	$594,340
School Facilities Construction, 5.00%, 9/01/16 (d)	50	50,552
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	645	719,904
School Facilities Construction (AGC), 5.50%, 12/15/34	355	388,217
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	278,740
Cigarette Tax, 5.00%, 6/15/29	500	545,385
Cigarette Tax (AGM), 5.00%, 6/15/22	750	866,265
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	548,860
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,295	1,407,484
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	534,955
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	217,650

		10,021,971
Transportation — 34.7%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	281,065
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond, AMT, 5.38%, 1/01/43	1,360	1,567,631
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,175	1,364,257
Series A, 5.00%, 1/01/43	500	578,370
Series E, 5.25%, 1/01/40	370	404,628
Series E, 5.00%, 1/01/45	720	839,499
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (f)	1,250	644,038
Transportation Program, Series AA, 5.00%, 6/15/38	705	761,597

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.25%, 6/15/41	$480	$529,306
Transportation System, 6.00%, 12/15/38	325	358,641
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,461,609
Transportation System, Series A, 5.88%, 12/15/38	555	610,733
Transportation System, Series A, 5.50%, 6/15/41	830	909,273
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	223,302
Transportation System, Series AA, 5.50%, 6/15/39	425	472,855
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	527,517
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 7/15/36	500	584,075
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,140,710

		13,259,106
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (f)	650	387,576
Total Municipal Bonds – 136.2%		52,008,001

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 22.7%
County/City/Special District/School District — 6.3%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	340	410,373

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$1,780	$1,987,406

		2,397,779
Education — 2.9%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (d)	990	1,105,539
State — 2.9%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	371,329
6.00%, 12/15/34	671	757,221

		1,128,550
Transportation — 10.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	627,348
Series B, 5.25%, 6/15/36 (h)	1,000	1,078,998
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,670,016

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$630	$675,473

		4,051,835
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 22.7%		8,683,703
Total Long-Term Investments (Cost — $55,075,666) — 158.9%		60,691,704

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.21% (i)(j)	459,426	459,426
Total Short-Term Securities (Cost — $459,426) — 1.2%		459,426
Total Investments (Cost — $55,535,092*) — 160.1%		61,151,130
Other Assets Less Liabilities — 1.3%		534,129
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.5)%		(4,780,463)
VRDP Shares, at Liquidation Value — (48.9)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$38,204,796

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$50,870,092

Gross unrealized appreciation	$6,136,310
Gross unrealized depreciation	(631,702)

Net unrealized appreciation	$5,504,608

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security.

(f)	Zero-coupon bond.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $776,985.

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

(i)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized
BIF New Jersey Municipal Money Fund	954,370	(954,370)	—	—	$6	$48
BlackRock Liquidity Funds, MuniCash	—	459,426	$459,426	$459,426	60	—
Total				$459,426	$66	$48

(j)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	5-Year U.S. Treasury Note	September 2016	$480,469	$(216)
(10)	10-Year U.S. Treasury Note	September 2016	$1,296,875	(406)
(3)	Long U.S. Treasury Bond	September 2016	$489,937	(942)
Total				$(1,564)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$60,691,704	—	$60,691,704
Short-Term Securities	$459,426	—	—	459,426

Total	$459,426	$60,691,704	—	$61,151,130

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,564)	—	—	$(1,564)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$26,900	—	—	$26,900
Liabilities:
TOB Trust Certificates	—	$(4,776,430)	—	(4,776,430)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$26,900	$(23,476,430)	—	$(23,449,530)

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	July 22, 2016